STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2007		Dec. 31, 2006
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number Of Shares	28,929,398	[1]	12,663,566	[1]	5,797,611	[1]	3,498,218	[1]	1,496,174	[1]	1,291,174	[1]	47,882	[1]	41,898	[1]	17,956	[1]
Issued - Number of Shares	5,115,061		17,986,157	[1]	9,514,286	[1]	2,483,334	[1]	2,210,000	[1]	205,000	[1]	1,243,292	[1]	5,984	[1]	23,942	[1]
Expired - Number of Shares	(495,768)		(1,159,995)	[1]	(2,235,368)	[1]	(83,941)	[1]	(207,956)	[1]
Exercised - Number of shares	(345,187)		(560,330)	[1]	(412,963)	[1]	(100,000)	[1]
Outstanding Number Of Shares	33,203,504		28,929,398	[1]	12,663,566	[1]	5,797,611	[1]	3,498,218	[1]	1,496,174	[1]	1,291,174	[1]	47,882	[1]	41,898	[1]
Outstanding - Average Exercise Price	$ 0.09	[1]	$ 0.09	[1]	$ 0.11	[1]	$ 0.19	[1]	$ 0.27	[1]	$ 0.26	[1]	$ 1.67	[1]	$ 1.67	[1]	$ 1.67	[1]
Issued - Average Exercise Price	$ 0.11		$ 0.09	[1]	$ 0.08	[1]	$ 0.01	[1]	$ 0.17	[1]	$ 0.37	[1]	$ 0.2	[1]	$ 1.67	[1]	$ 1.67	[1]
Expired - Average Exercise Price	$ 0.34		$ 0.24	[1]	$ 0.11	[1]	$ 0.73	[1]	$ 0.43	[1]
Exercised - Average Exercise Price	$ 0.02		$ 0.01	[1]	$ 0.01	[1]	$ 0.01	[1]
Outstanding - Average Exercise Price	$ 0.10		$ 0.09	[1]	$ 0.09	[1]	$ 0.11	[1]	$ 0.19	[1]	$ 0.27	[1]	$ 0.26	[1]	$ 1.67	[1]	$ 1.67	[1]
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number Of Shares	34,643,829	[1]	35,132,136	[1]	26,882,251	[1]	10,670,925	[1]	7,372,813	[1]	5,184,511	[1]	121,278	[1]	92,776	[1]	20,950	[1]
Issued - Number of Shares	2,133,812		25,739,682	[1]	11,688,166	[1]	18,222,243	[1]	3,435,662	[1]	2,188,302	[1]	5,075,204	[1]	28,502	[1]	71,826	[1]
Expired - Number of Shares	(4,171,733)		(8,326,862)	[1]	(3,366,455)	[1]	(2,010,917)	[1]	(8,979)	[1]			(11,971)	[1]
Exercised - Number of shares	(2,220,831)		(17,901,127)	[1]	(71,826)	[1]			(128,571)	[1]
Outstanding Number Of Shares	30,385,077		34,643,829	[1]	35,132,136	[1]	26,882,251	[1]	10,670,925	[1]	7,372,813	[1]	5,184,511	[1]	121,278	[1]	92,776	[1]
Outstanding - Average Exercise Price	$ 0.14	[1]	$ 0.13	[1]	$ 0.23	[1]	$ 0.44	[1]	$ 0.49	[1]	$ 0.45	[1]	$ 1.04	[1]	$ 1.25	[1]	$ 2.62	[1]
Issued - Average Exercise Price	$ 0.27		$ 0.12	[1]	$ 0.15	[1]	$ 0.14	[1]	$ 0.34	[1]	$ 0.65	[1]	$ 0.45	[1]	$ 0.35	[1]	$ 0.85	[1]
Expired - Average Exercise Price	$ 0.16		$ 0.18	[1]	$ 0.50	[1]	$ 0.48	[1]	$ 1.67	[1]			$ 3.76	[1]
Exercised - Average Exercise Price	$ 0.13		$ 0.11	[1]	$ 0.01	[1]			$ 0.46	[1]
Outstanding - Average Exercise Price	$ 0.15		$ 0.14	[1]	$ 0.13	[1]	$ 0.23	[1]	$ 0.44	[1]	$ 0.49	[1]	$ 0.45	[1]	$ 1.04	[1]	$ 1.25	[1]

[1]	Adjusted for the reverse stock splits in total at June 6, 2008 and October 20, 2008.